Shareholder Report, Line Graph (Details) - USD ($)		10 Months Ended	12 Months Ended	50 Months Ended	60 Months Ended	70 Months Ended	77 Months Ended	101 Months Ended	112 Months Ended	113 Months Ended	119 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Mar. 08, 2024	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 20, 2020	Dec. 31, 2019	Feb. 26, 2019	Dec. 31, 2018	Jul. 24, 2018	Dec. 29, 2017	Dec. 30, 2016	Aug. 01, 2016	Dec. 31, 2015	Sep. 01, 2015	Aug. 03, 2015	Jan. 30, 2015	Dec. 31, 2014
C000181160 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix High Grade Municipal Bond Fund (Class A/SFLTX) at POP
Account Value	[1],[2]	$ 11,968	$ 11,968	$ 11,968	$ 11,968	$ 11,968	$ 11,968	$ 11,968	$ 11,968	$ 11,968	$ 11,968	$ 11,968		$ 11,977	$ 11,242	$ 12,312	$ 12,269		$ 11,483		$ 10,665		$ 10,618	$ 10,075		$ 10,023				$ 10,000
Average Annual Return, Percent	[1],[2]		(2.82%)		0.27%							1.81%
C000181160 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix High Grade Municipal Bond Fund (Class A/SFLTX) at NAV
Average Annual Return, Percent	[3]		(0.07%)		0.83%							2.10%
C000181161 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix High Grade Municipal Bond Fund (Class I/SCFTX) at NAV
Account Value	[4]	124,903	$ 124,903	124,903	$ 124,903	124,903	124,903	124,903	124,903	124,903	124,903	$ 124,903		124,700	116,984	127,929	127,292		118,956		110,315		109,582	103,907		103,124				100,000
Average Annual Return, Percent	[4]		0.16%		0.98%							2.25%
C000181168 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix High Yield Fund (Class A/HYPSX) at POP
Account Value	[5],[6]	14,919.2208	$ 14,919.2208	14,919.2208	$ 14,919.2208	14,919.2208	14,919.2208	14,919.2208	14,919.2208	14,919.2208	14,919.2208	$ 14,919.2208		13,963.34941	12,391.61389	13,877.00384	13,383.52665		12,182.79665		10,816.07481		11,044.36248	10,337.62003		9,139.862146				10,000
Average Annual Return, Percent	[5],[6]		2.84%		3.34%							4.08%
C000181168 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix High Yield Fund (Class A/HYPSX) at NAV
Average Annual Return, Percent	[7]		6.85%		4.14%							4.48%
C000181169 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix High Yield Fund (Class I/SAMHX) at NAV
Account Value	[8]	157,935	$ 157,935	157,935	$ 157,935	157,935	157,935	157,935	157,935	157,935	157,935	$ 157,935		147,552	130,733	146,084	140,624		127,925		113,295		115,260	107,734		95,091				100,000
Average Annual Return, Percent	[8]		7.04%		4.30%							4.68%
C000181170 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix High Yield Fund (Class R6/HYIZX) at NAV
Account Value	[9]	3,848,348	$ 3,848,348	3,848,348	$ 3,848,348	3,848,348	3,848,348	$ 3,848,348	3,848,348	3,848,348	3,848,348	$ 3,848,348		3,586,894	3,174,582	3,543,336	3,407,108		3,095,922		2,738,956		2,787,477	2,602,374	$ 2,500,000
Average Annual Return, Percent	[9]		7.29%		4.45%			5.26%
C000203236 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (Class A/SSAGX) at NAV
Account Value	[10]	11,352	$ 11,352	11,352	$ 11,352	11,352	$ 11,352	$ 11,352	11,352	11,352	11,352	11,352		10,748	10,220	10,364	10,394		10,291		10,079	$ 10,000
Average Annual Return, Percent	[10]		5.62%		1.98%		1.99%
C000181192 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (Class I/SIGVX) at NAV
Account Value	[11]	118,418	$ 118,418	118,418	$ 118,418	118,418	$ 118,418	118,418	118,418	118,418	118,418	$ 118,418		111,955	106,183	107,313	107,453		106,131		103,686		101,922	100,616		99,974				100,000
Average Annual Return, Percent	[11]		5.77%		2.22%							1.70%
C000181193 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (Class R6/SIGZX) at NAV
Account Value	[12]	2,991,445.675	$ 2,991,445.675	2,991,445.675	$ 2,991,445.675	2,991,445.675	2,991,445.675	$ 2,991,445.675	2,991,445.675	2,991,445.675	2,991,445.675	$ 2,991,445.675		2,821,371.75	2,671,939.85	2,698,946.425	2,695,753.475		2,658,596.05		2,593,472.225		2,545,520.175		2,500,000
Average Annual Return, Percent	[12]		6.03%		2.39%			2.15%
C000181247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix Floating Rate High Income Fund (Class A/SFRAX) at POP
Account Value	[13],[14]	14,664.45977	$ 14,664.45977	14,664.45977	$ 14,664.45977	14,664.45977	14,664.45977	$ 14,664.45977	14,664.45977	14,664.45977	14,664.45977	$ 14,664.45977		13,550.02665	12,136.09934	12,283.76953	11,683.18337		11,675.8227		10,984.33503		10,995.92477	10,631.16659		9,583.787041				10,000
Average Annual Return, Percent	[13],[14]		5.25%		4.08%							3.90%
C000181247 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix Floating Rate High Income Fund (Class A/SFRAX) at NAV
Average Annual Return, Percent	[15]		8.22%		4.66%							4.19%
C000181248 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix Floating Rate High Income Fund (Class C/SFRCX) at NAVand with CDSC
Account Value	[16],[17]	14,226	$ 14,226	14,226	$ 14,226	14,226	14,226	14,226	14,226	14,226	14,226	$ 14,226		13,221	11,925	12,139	11,599		11,660		11,033		11,109	10,804		9,797				10,000
Average Annual Return, Percent	[16],[17]		7.60%		4.06%							3.59%
C000181249 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix Floating Rate High Income Fund (Class I/SAMBX) at NAV
Account Value	[18]	155,561	$ 155,561	155,561	$ 155,561	155,561	155,561	155,561	155,561	155,561	155,561	$ 155,561		143,283	127,927	129,073	122,385		121,920		114,334		114,088	109,840		98,833				100,000
Average Annual Return, Percent	[18]		8.57%		4.99%							4.52%
C000181250 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix Floating Rate High Income Fund (Class R6/SFRZX) at NAV
Account Value	[19]	3,922,703.35	$ 3,922,703.35	3,922,703.35	$ 3,922,703.35	3,922,703.35	3,922,703.35	3,922,703.35	3,922,703.35	3,922,703.35	$ 3,922,703.35	$ 3,922,703.35		3,609,417.05	3,219,530.375	3,244,911.875	3,073,809.6		3,055,219.175		2,862,236.25		2,856,526.8	2,747,426.55		2,469,515.325			$ 2,500,000
Average Annual Return, Percent	[19]		8.82%		5.13%						4.64%
C000181219 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus SGA International Growth Fund (Class A/SCIIX) at POP
Account Value	[20],[21]	17,735.03821	$ 17,735.03821	17,735.03821	$ 17,735.03821	17,735.03821	17,735.03821	17,735.03821	17,735.03821	17,735.03821	$ 17,735.03821	$ 17,735.03821		19,111.48126	16,327.83424	20,014.69296	18,470.14424		15,047.91422		11,719.05581		12,723.86803	9,690.003615		9,713.909969				10,000
Average Annual Return, Percent	[20],[21]		(12.31%)		2.18%							5.90%
C000181219 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus SGA International Growth Fund (Class A/SCIIX) at NAV
Average Annual Return, Percent	[22]		(7.20%)		3.34%							6.50%
C000248388 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus SGA International Growth Fund (Class C/VSGEX) at NAVand with CDSC
Account Value	[23],[24]	$ 9,035.826118	$ 9,035.826118	9,035.826118	$ 9,035.826118	9,035.826118	9,035.826118	9,035.826118	9,035.826118	9,035.826118	9,035.826118	$ 9,035.826118	$ 10,000
Average Annual Return, Percent	[23],[24]	(8.94%)
C000181220 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus SGA International Growth Fund (Class I/STITX) at NAV
Account Value	[25]	$ 192,168.405	$ 192,168.405	192,168.405	$ 192,168.405	192,168.405	192,168.405	192,168.405	192,168.405	192,168.405	192,168.405	$ 192,168.405		206,522.5452	176,134.7665	215,296.2552	198,259.4936		160,964.3512		125,152.6863		135,581.8628	103,043.0865		103,025.2994				100,000
Average Annual Return, Percent	[25]		(6.95%)		3.61%							6.75%
C000181221 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus SGA International Growth Fund (Class R6/SCIZX) at NAV
Account Value	[26]	5,019,723.7	$ 5,019,723.7	5,019,723.7	$ 5,019,723.7	5,019,723.7	5,019,723.7	5,019,723.7	$ 5,019,723.7	5,019,723.7	5,019,723.7	$ 5,019,723.7		5,391,195.1	4,587,113.825	5,605,444.775	5,154,926.55		4,184,946.5		3,248,432.475		3,516,734.475	2,670,797.575			$ 2,500,000
Average Annual Return, Percent	[26]		(6.89%)		3.70%				7.75%
C000181238 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix Core Bond Fund (Class A/STGIX) at POP
Account Value	[27],[28]	10,691.91793	$ 10,691.91793	10,691.91793	$ 10,691.91793	10,691.91793	10,691.91793	10,691.91793	$ 10,691.91793	10,691.91793	10,691.91793	$ 10,691.91793		10,583.82866	10,093.57544	11,715.71157	11,885.72037		10,913.60887		10,154.27549		10,182.48331	9,894.892739		9,608.665691				10,000
Average Annual Return, Percent	[27],[28]		(2.77%)		(1.17%)							0.67%
C000181238 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix Core Bond Fund (Class A/STGIX) at NAV
Average Annual Return, Percent	[29]		1.02%		(0.41%)							1.06%
C000181239 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix Core Bond Fund (Class I/STIGX) at NAV
Account Value	[30]	112,696.1944	$ 112,696.1944	112,696.1944	$ 112,696.1944	112,696.1944	112,696.1944	112,696.1944	112,696.1944	112,696.1944	112,696.1944	$ 112,696.1944		111,518.3895	106,094.3347	122,971.9778	124,693.3766		114,239.4185		106,142.7809		106,288.9172	103,142.7006		100,107.5521				100,000
Average Annual Return, Percent	[30]		1.06%		(0.27%)							1.20%
C000181240 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix Core Bond Fund (Class R6/STGZX) at NAV
Account Value	[31]	2,828,104.675	$ 2,828,104.675	2,828,104.675	$ 2,828,104.675	2,828,104.675	2,828,104.675	2,828,104.675	2,828,104.675	$ 2,828,104.675	2,828,104.675	$ 2,828,104.675		2,794,618.425	2,654,990.675	3,073,033.95	3,111,654.475		2,846,742.725		2,641,309.525		2,641,838.55	2,559,906.275		2,478,853.7		$ 2,500,000
Average Annual Return, Percent	[31]		1.20%		(0.13%)					1.32%
C000181187 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix Total Return Bond Fund (Class A/CBPSX) at POP
Account Value	[32],[33]	10,673.538	$ 10,673.538	10,673.538	$ 10,673.538	10,673.538	10,673.538	10,673.538	10,673.538	$ 10,673.538	10,673.538	$ 10,673.538		10,579.94385	10,137.4209	11,747.29475	11,922.81376		10,749.80337		10,075.50338		10,124.37559	9,884.691957		9,616.278586				10,000
Average Annual Return, Percent	[32],[33]		(2.90%)		(0.90%)							0.65%
C000181187 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix Total Return Bond Fund (Class A/CBPSX) at NAV
Average Annual Return, Percent	[34]		0.88%		(0.14%)							1.04%
C000181188 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix Total Return Bond Fund (Class I/SAMFX) at NAV
Account Value	[35]	113,667	$ 113,667	113,667	$ 113,667	113,667	113,667	113,667	113,667	113,667	113,667	$ 113,667		112,403	107,406	124,272	125,814		113,222		105,699		106,043	103,282		100,190				100,000
Average Annual Return, Percent	[35]		1.13%		0.08%							1.29%
C000181189 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix Total Return Bond Fund (Class R6/SAMZX) at NAV
Account Value	[36]	2,881,635	$ 2,881,635	2,881,635	$ 2,881,635	2,881,635	2,881,635	2,881,635	2,881,635	2,881,635	2,881,635	$ 2,881,635		2,845,277	2,714,762	3,133,487	3,167,703		2,846,081		2,655,515		2,660,153	2,586,980		2,508,392				2,500,000
Average Annual Return, Percent	[36]		1.28%		0.25%							1.43%
C000181209 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Silvant Large-Cap Growth Stock Fund (Class A/STCIX) at POP
Account Value	[37],[38]	38,704.91693	$ 38,704.91693	38,704.91693	$ 38,704.91693	38,704.91693	38,704.91693	38,704.91693	38,704.91693	38,704.91693	38,704.91693	$ 38,704.91693		29,249.91252	19,633.67317	27,818.80888	22,481.90179		16,543.49195		12,350.15082		12,453.3437	9,815.885411		10,173.85005				10,000
Average Annual Return, Percent	[37],[38]		25.05%		17.20%							14.49%
C000181209 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Silvant Large-Cap Growth Stock Fund (Class A/STCIX) at NAV
Average Annual Return, Percent	[39]		32.32%		18.53%							15.14%
C000181211 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Silvant Large-Cap Growth Stock Fund (Class I/STCAX) at NAV
Account Value	[40]	421,119.2064	$ 421,119.2064	421,119.2064	$ 421,119.2064	421,119.2064	421,119.2064	421,119.2064	421,119.2064	421,119.2064	421,119.2064	$ 421,119.2064		316,940.0508	212,318.5055	299,999.1047	241,998.7904		177,384.2745		131,972.5041		132,972.9132	104,438.745		108,050.6573				100,000
Average Annual Return, Percent	[40]		32.87%		18.88%							15.46%
C000181212 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Silvant Large-Cap Growth Stock Fund (Class R6/STCZX) at NAV
Account Value	[41]	10,629,327.1	$ 10,629,327.1	10,629,327.1	$ 10,629,327.1	10,629,327.1	10,629,327.1	10,629,327.1	10,629,327.1	10,629,327.1	10,629,327.1	$ 10,629,327.1		7,997,612.406	5,354,917.043	7,551,150.994	6,085,877.183		4,461,979.116		3,315,822.391		3,340,266.342	2,616,236.222		2,703,633.207				2,500,000
Average Annual Return, Percent	[41]		32.91%		18.96%							15.57%
C000181226 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Ceredex Small-Cap Value Equity Fund (Class A/SASVX) at POP
Account Value	[42],[43]	18,283.73786	$ 18,283.73786	18,283.73786	$ 18,283.73786	18,283.73786	18,283.73786	18,283.73786	18,283.73786	18,283.73786	18,283.73786	$ 18,283.73786		16,824.71896	14,720.42099	16,413.4609	12,933.53806		12,853.72814		10,966.04428		12,561.76439	11,414.70827		8,864.313161				10,000
Average Annual Return, Percent	[42],[43]		2.69%		6.09%							6.22%
C000181226 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Ceredex Small-Cap Value Equity Fund (Class A/SASVX) at NAV
Average Annual Return, Percent	[44]		8.67%		7.30%							6.82%
C000181227 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Ceredex Small-Cap Value Equity Fund (Class C/STCEX) at NAVand with CDSC
Account Value	[45],[46]	18,620.41994	$ 18,620.41994	18,620.41994	$ 18,620.41994	18,620.41994	18,620.41994	18,620.41994	18,620.41994	18,620.41994	18,620.41994	$ 18,620.41994		17,185.82593	15,082.00266	16,884.04036	13,355.86863		13,325.87958		11,423.32225		13,141.05384	11,988.14024		9,341.30123				10,000
Average Annual Return, Percent	[45],[46]		8.35%		6.92%							6.41%
C000181228 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Ceredex Small-Cap Value Equity Fund (Class I/SCETX) at NAV
Account Value	[47]	199,275.3673	$ 199,275.3673	199,275.3673	$ 199,275.3673	199,275.3673	199,275.3673	199,275.3673	199,275.3673	199,275.3673	199,275.3673	$ 199,275.3673		182,814.8712	159,384.8284	177,262.4312	139,362.6909		138,099.6022		117,450.9398		134,113.4913	121,601.5192		94,144.7798				100,000
Average Annual Return, Percent	[47]		9.00%		7.61%							7.14%
C000211610 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Ceredex Small-Cap Value Equity Fund (Class R6/VVERX) at NAV
Account Value	[48]	3,795,425.725	$ 3,795,425.725	3,795,425.725	$ 3,795,425.725	$ 3,795,425.725	3,795,425.725	3,795,425.725	3,795,425.725	3,795,425.725	3,795,425.725	$ 3,795,425.725		3,471,224.45	3,019,243.825	3,347,079.9	2,622,945.075		2,592,194.7	$ 2,500,000
Average Annual Return, Percent	[48]		9.34%		7.92%	7.40%
C000181155 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Ceredex Large-Cap Value Equity Fund (Class A/SVIIX) at POP
Account Value	[49],[50]	19,617.99968	$ 19,617.99968	19,617.99968	$ 19,617.99968	$ 19,617.99968	19,617.99968	19,617.99968	19,617.99968	19,617.99968	19,617.99968	$ 19,617.99968		17,791.90328	15,529.16866	18,128.84004	14,474.89063		13,989.18695		10,714.8456		11,989.22246	10,344.87182		8,980.756955				10,000
Average Annual Return, Percent	[49],[50]		4.20%		5.79%							6.97%
C000181155 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Ceredex Large-Cap Value Equity Fund (Class A/SVIIX) at NAV
Average Annual Return, Percent	[51]		10.26%		7.00%							7.58%
C000181156 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Ceredex Large-Cap Value Equity Fund (Class C/SVIFX) at NAVand with CDSC
Account Value	[52],[53]	19,793.30293	$ 19,793.30293	19,793.30293	$ 19,793.30293	19,793.30293	19,793.30293	19,793.30293	19,793.30293	19,793.30293	19,793.30293	$ 19,793.30293		18,046.08005	15,836.22828	18,552.32172	14,893.465		14,462.36185		11,125.09103		12,512.4107	10,844.58516		9,465.322717				10,000
Average Annual Return, Percent	[52],[53]		9.68%		6.48%							7.07%
C000181157 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Ceredex Large-Cap Value Equity Fund (Class I/STVTX) at NAV
Account Value	[54]	213,275.737	$ 213,275.737	213,275.737	$ 213,275.737	213,275.737	213,275.737	213,275.737	213,275.737	213,275.737	213,275.737	$ 213,275.737		192,984.0798	167,996.8051	195,510.1262	155,807.8383		150,166.9307		114,679.8668		127,976.9232	110,110.0702		95,375.10269				100,000
Average Annual Return, Percent	[54]		10.51%		7.27%							7.87%
C000181158 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Ceredex Large-Cap Value Equity Fund (Class R6/STVZX) at NAV
Account Value	[55]	5,471,157.934	$ 5,471,157.934	5,471,157.934	$ 5,471,157.934	5,471,157.934	5,471,157.934	5,471,157.934	5,471,157.934	5,471,157.934	5,471,157.934	$ 5,471,157.934		4,934,858.53	4,287,804.44	4,976,921.921	3,954,778.928		3,801,665.76		2,894,737.038		3,224,112.361	2,766,666.844		2,389,878.634				2,500,000
Average Annual Return, Percent	[55]		10.87%		7.55%							8.15%
C000181173 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix Investment Grade Tax-Exempt Bond Fund (Class A/SISIX) at POP
Account Value	[56],[57]	11,549	$ 11,549	11,549	$ 11,549	11,549	11,549	11,549	11,549	11,549	11,549	$ 11,549		11,418	10,870	11,641	11,646		11,015		10,338		10,292	9,930		9,930				10,000
Average Annual Return, Percent	[56],[57]		(1.63%)		0.39%							1.45%
C000181173 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix Investment Grade Tax-Exempt Bond Fund (Class A/SISIX) at NAV
Average Annual Return, Percent	[58]		1.15%		0.95%							1.73%
C000181174 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Seix Investment Grade Tax-Exempt Bond Fund (Class I/STTBX) at NAV
Account Value	[59]	120,533	$ 120,533	120,533	$ 120,533	120,533	120,533	120,533	120,533	120,533	120,533	$ 120,533		119,098	113,217	121,077	120,945		114,117		106,941		106,309	102,408		102,263				100,000
Average Annual Return, Percent	[59]		1.21%		1.10%							1.89%
C000181196 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Ceredex Mid-Cap Value Equity Fund (Class A/SAMVX) at POP
Account Value	[60],[61]	19,006.54905	$ 19,006.54905	19,006.54905	$ 19,006.54905	19,006.54905	19,006.54905	19,006.54905	19,006.54905	19,006.54905	19,006.54905	$ 19,006.54905		17,315.76265	15,651.69085	18,246.63562	14,174.5204		14,392.89947		10,851.59349		11,805.26686	10,613.49676		8,857.439675				10,000
Average Annual Return, Percent	[60],[61]		3.73%		4.53%							6.63%
C000181196 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Ceredex Mid-Cap Value Equity Fund (Class A/SAMVX) at NAV
Average Annual Return, Percent	[62]		9.76%		5.72%							7.24%
C000181197 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Ceredex Mid-Cap Value Equity Fund (Class C/SMVFX) at NAVand with CDSC
Account Value	[63],[64]	19,226.34714	$ 19,226.34714	19,226.34714	$ 19,226.34714	19,226.34714	19,226.34714	19,226.34714	19,226.34714	19,226.34714	19,226.34714	$ 19,226.34714		17,610.67914	15,995.35913	18,735.01792	14,635.38564		14,915.3548		11,292.68519		12,345.97946	11,141.35657		9,340.357592				10,000
Average Annual Return, Percent	[63],[64]		9.17%		5.21%							6.76%
C000181198 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Ceredex Mid-Cap Value Equity Fund (Class I/SMVTX) at NAV
Account Value	[65]	207,087.3974	$ 207,087.3974	207,087.3974	$ 207,087.3974	207,087.3974	207,087.3974	207,087.3974	207,087.3974	207,087.3974	207,087.3974	$ 207,087.3974		188,354.5944	169,741.3964	197,193.8505	152,880.0566		154,733.6042		116,267.5965		126,147.2538	112,952.6702		94,002.72178				100,000
Average Annual Return, Percent	[65]		9.95%		6.00%							7.55%
C000181199 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Ceredex Mid-Cap Value Equity Fund (Class R6/SMVZX) at NAV
Account Value	[66]	5,313,440.049	$ 5,313,440.049	5,313,440.049	$ 5,313,440.049	5,313,440.049	5,313,440.049	5,313,440.049	5,313,440.049	5,313,440.049	5,313,440.049	$ 5,313,440.049		4,819,703.295	4,333,784.235	5,025,343.686	3,885,324.102		3,923,220.036		2,942,941.285		3,184,178.809	2,843,555.615		2,359,283.518				2,500,000
Average Annual Return, Percent	[66]		10.24%		6.25%							7.83%
C000181224 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Zevenbergen Innovative Growth Stock Fund (Class A/SAGAX) at POP
Account Value	[67],[68]	39,326.01975	$ 39,326.01975	39,326.01975	$ 39,326.01975	39,326.01975	39,326.01975	39,326.01975	39,326.01975	39,326.01975	39,326.01975	$ 39,326.01975		29,026.87187	17,576.03866	39,426.85793	43,877.93712		20,026.34052		14,647.07419		13,219.83362	9,867.503236		10,099.61107				10,000
Average Annual Return, Percent	[67],[68]		28.03%		13.16%							14.67%
C000181224 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Zevenbergen Innovative Growth Stock Fund (Class A/SAGAX) at NAV
Average Annual Return, Percent	[69]		35.48%		14.45%							15.33%
C000181225 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Zevenbergen Innovative Growth Stock Fund (Class I/SCATX) at NAV
Account Value	[70]	425,710.6989	$ 425,710.6989	425,710.6989	$ 425,710.6989	425,710.6989	425,710.6989	425,710.6989	425,710.6989	425,710.6989	425,710.6989	$ 425,710.6989		313,449.8632	189,302.5857	423,588.6118	470,285.6411		214,086.8338		156,244.5921		140,674.2672	104,752.1361		107,022.826				100,000
Average Annual Return, Percent	[70]		35.81%		14.74%							15.59%
C000224214 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Virtus Zevenbergen Innovative Growth Stock Fund (Class R6/VZGRX) at NAV
Account Value	[71]	2,611,943.95	$ 2,611,943.95	$ 2,611,943.95	$ 2,611,943.95	2,611,943.95	2,611,943.95	2,611,943.95	2,611,943.95	2,611,943.95	2,611,943.95	$ 2,611,943.95		1,921,522.8	1,159,369.575	2,591,379.3	2,873,706.9	$ 2,500,000
Average Annual Return, Percent	[71]		35.93%	1.05%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Account Value		12,494	$ 12,494	$ 12,494	$ 12,494	12,494	12,494	12,494	12,494	12,494	12,494	$ 12,494		12,364	11,620	12,703	12,513		11,893		11,060		10,920	10,356		10,330				10,000
Average Annual Return, Percent			1.05%		0.99%							2.25%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		11,431.77376	$ 11,431.77376	11,431.77376	$ 11,431.77376	11,431.77376	$ 11,431.77376	$ 11,431.77376	11,431.77376	$ 11,431.77376	$ 11,431.77376	$ 11,431.77376		11,290.61379	10,699.07906	12,299.22354	12,491.85435		11,619.61249		10,687.97385	10,000	10,686.75922	10,321.19946	2,500,000	10,054.99555		$ 2,500,000	2,500,000	10,000
Average Annual Return, Percent			1.25%		(0.33%)		1.31%	0.86%		1.34%	1.15%	1.35%
S And P UBS Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P UBS Leveraged Loan Index
Account Value		16,495.02994	$ 16,495.02994	16,495.02994	$ 16,495.02994	16,495.02994	$ 16,495.02994	$ 16,495.02994	16,495.02994	$ 16,495.02994	$ 16,495.02994	$ 16,495.02994		15,126.08743	13,380.79219	13,523.70246	12,830.91707		12,484.04184		11,540.60983		11,410.36326	10,945.48563		9,961.522938			$ 2,500,000	10,000
Average Annual Return, Percent			9.05%		5.73%						5.14%	5.13%
MSCI All Country World ex USA Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World ex USA Index (net)
Account Value		$ 15,985.09526	$ 15,985.09526	15,985.09526	$ 15,985.09526	15,985.09526	15,985.09526	15,985.09526	$ 15,985.09526	15,985.09526	$ 15,985.09526	$ 15,985.09526	$ 10,000	15,146.87331	13,101.00509	15,597.05203	14,465.28263		13,072.77425		10,758.48209		12,538.34106	9,857.845691		9,433.785602	$ 2,500,000			10,000
Average Annual Return, Percent		1.16%	5.53%		4.10%				5.90%			4.80%
FT Wilshire 5000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			FT Wilshire 5000 Index
Account Value		$ 33,155.66256	$ 33,155.66256	$ 33,155.66256	$ 33,155.66256	$ 33,155.66256	33,155.66256	33,155.66256	$ 33,155.66256	33,155.66256	33,155.66256	$ 33,155.66256		26,790.44103	21,245.65601	26,242.66556	20,713.00301	2,500,000	17,142.5972	2,500,000	13,089.01607		13,816.73094	11,415.77433		10,069.2605				10,000
Average Annual Return, Percent			23.76%	14.71%	14.10%	14.85%						12.73%
ICE BofA U S High Yield BB B Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. High Yield BB-B Constrained Index
Account Value		16,082.73696	$ 16,082.73696	$ 16,082.73696	$ 16,082.73696	$ 16,082.73696	16,082.73696	$ 16,082.73696	16,082.73696	16,082.73696	16,082.73696	$ 16,082.73696		15,052.60389	13,370.49797	14,952.72544	14,295.59186		13,450.72862		11,685.75178		11,929.45542	11,151.13621	2,500,000	9,720.537092				10,000
Average Annual Return, Percent			6.84%		3.64%			4.91%				4.87%
Bloomberg U S Treasury Bill 3 6 Month Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Bill 3-6 Month Index
Account Value		11,711	$ 11,711	11,711	$ 11,711	11,711	$ 11,711	$ 11,711	11,711	11,711	11,711	$ 11,711		11,118	10,573	10,437	10,431		10,341		10,097	$ 10,000	101,460	100,600	$ 2,500,000	100,124				100,000
Average Annual Return, Percent			5.33%		2.52%		2.48%	2.13%				1.83%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Growth Index
Account Value		47,152.2037	$ 47,152.2037	47,152.2037	$ 47,152.2037	47,152.2037	$ 47,152.2037	$ 47,152.2037	47,152.2037	47,152.2037	47,152.2037	$ 47,152.2037		35,358.08147	24,781.71333	34,971.24415	27,407.67318		19,789.93611		14,509.85398		14,732.86816	11,314.47848		10,566.72584				10,000
Average Annual Return, Percent			33.36%		18.96%							16.78%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Value Index
Account Value		19,933.95126	$ 19,933.95126	19,933.95126	$ 19,933.95126	$ 19,933.95126	19,933.95126	19,933.95126	19,933.95126	19,933.95126	19,933.95126	$ 19,933.95126		18,448.03081	16,091.22788	18,816.47939	14,669.38766		14,019.67445	$ 2,500,000	11,454.54082		13,145.58907	12,190.14067		9,253.121589				10,000
Average Annual Return, Percent			8.05%		7.29%	7.23%						7.14%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Value Index
Account Value		22,579.9086	$ 22,579.9086	22,579.9086	$ 22,579.9086	$ 22,579.9086	22,579.9086	22,579.9086	22,579.9086	22,579.9086	22,579.9086	$ 22,579.9086		19,743.15594	17,712.78982	19,156.79994	15,305.79868		14,889.53573		11,766.53825		12,826.98091	11,284.94565		9,617.26798				10,000
Average Annual Return, Percent			14.37%		8.68%							8.49%
Bloomberg Municipal 1 15 Yr Blend 1 17 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal 1-15 Yr Blend (1-17) Index
Account Value		12,238	$ 12,238	12,238	$ 12,238	12,238	12,238	12,238	12,238	12,238	12,238	$ 12,238		12,131	11,525	12,254	12,149		11,600		10,899		10,729	10,284		10,283				10,000
Average Annual Return, Percent			0.88%		1.08%							2.04%
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Value Index
Account Value		21,797.8876	$ 21,797.8876	21,797.8876	$ 21,797.8876	21,797.8876	21,797.8876	21,797.8876	21,797.8876	21,797.8876	21,797.8876	$ 21,797.8876		19,278.22052	17,103.64328	19,443.06295	15,149.90534		14,433.34473		11,359.28321		12,950.90576	11,426.16749		9,522.010236				10,000
Average Annual Return, Percent			13.07%		8.59%							8.10%
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Growth Index
Account Value		$ 44,959.32012	$ 44,959.32012	$ 44,959.32012	$ 44,959.32012	$ 44,959.32012	$ 44,959.32012	$ 44,959.32012	$ 44,959.32012	$ 44,959.32012	$ 44,959.32012	$ 44,959.32012		$ 33,942.48931	$ 24,036.96542	$ 33,838.66071	$ 26,888.33365	$ 2,500,000	$ 19,447.36798		$ 14,315.71827		$ 14,625.64168	$ 11,286.34418		$ 10,509.29476				$ 10,000
Average Annual Return, Percent			32.46%	15.48%	18.25%							16.22%

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[3]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[4]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[6]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[7]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[8]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[9]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[10]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[11]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[12]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[13]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[14]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[15]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[16]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[17]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[18]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[19]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[20]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[21]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[22]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[23]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[24]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[25]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[26]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[27]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[28]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[29]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[30]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[31]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[32]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[33]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[34]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[35]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[36]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[37]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[38]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[39]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[40]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[41]	NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[42]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[43]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[44]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[45]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[46]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[47]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[48]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[49]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[50]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[51]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[52]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[53]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[54]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[55]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[56]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[57]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[58]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[59]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[60]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[61]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[62]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[63]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[64]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[65]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[66]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[67]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[68]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[69]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[70]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[71]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.